Debt - Schedule of Debt (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2017 CAD	Dec. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)		Aug. 31, 2016 CAD	Aug. 31, 2016 USD ($)	Aug. 30, 2016 USD ($)	Feb. 29, 2016	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Jan. 31, 2009 CAD	Jan. 31, 2009 USD ($)	Jan. 30, 2009 USD ($)
Debt Instrument [Line Items]
Total			$ 3,115,213		$ 2,662,928							$ 2,070,366
less: current portion			(55,223)		(17,913)							0
Long-term debt			$ 3,059,990		$ 2,645,015							2,070,366
Government grant | ACOA AIF Grant
Debt Instrument [Line Items]
Interest rate	0.00%		0.00%	0.00%	0.00%
Total	CAD 2,871,919		$ 2,301,556	CAD 2,871,919	$ 2,135,846						CAD 2,871,919	$ 2,070,366	CAD 2,871,919	$ 2,301,556	$ 2,135,846
Term loan | ACOA Term Loan
Debt Instrument [Line Items]
Interest rate	0.00%		0.00%	0.00%	0.00%					0.00%
Monthly repayment	CAD 3,120	$ 31.20
Total	CAD 337,000		$ 260,071	CAD 337,000	$ 0						337,000
Term loan | Finance PEI Term Loan
Debt Instrument [Line Items]
Interest rate	4.00%		4.00%	4.00%	4.00%
Monthly repayment	CAD 4,333	$ 43.33
Total	CAD 717,093		$ 553,586	CAD 717,093	$ 527,082	[1]	CAD 717,093	$ 574,678	$ 547,142		CAD 717,093

[1]	1. The amounts due under the ACOA AIF grant debt are not included in the maturity schedule above due to the uncertainty of the timing of repayment.